Leases	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Leases
Note 6 - Leases

On May 10, 2020, Chemomab entered into an office and lab space lease agreement (the "Agreement") for a three-year term in Atidim Park, Tel Aviv, with an option to extend for an additional three years. On October 24, 2021, the Company signed an amendment (the "Amendment"), under which it returned the previous space on December 12, 2021, and leased a larger space in the same location for three years through October 2024. In September 2024, the Company extended the agreement through October 2027. The annual lease and management fees are approximately $112 thousands, and a bank guarantee of approximately $76 thousands was issued to the property owner in 2023.

On September 30, 2024, the Company signed an addendum to the rent agreement stating that, as of January 1, 2025, the Company has an early termination period of 120 days for the lease agreement.

The above operating leases are included in “Operating lease right-of-use assets” on the Company’s Consolidated Balance sheets as of December 31, 2024 and 2023 represent the Company’s right to use the underlying asset for the lease term. The Company’s obligations to pay lease payments are included in the current liabilities as “Operating lease liabilities” and in the non-current liabilities as “non-current operating lease liabilities” in the Company’s Consolidated Balance sheets as of December 31, 2024 and 2023. Based on the present value of the lease payments for the remaining lease term of the Company’s existing lease agreement, the Company recognized operating right-of-use assets and operating lease liabilities of approximately $392 thousands on December 12, 2023.

During the year ended December 31, 2023, the Company recognized an increase in right of use assets of $392 thousand.

As of December 31, 2024 and 2023 amounts of operating right-of-use assets were $289 thousands and $392 thousand, respectively. The operating lease liabilities amounts were $324 thousands and $392 thousand, respectively.

As most of Chemomab’s leases do not provide an implicit rate, Chemomab uses its incremental borrowing rate based on the information available at the commencement date of each lease in determining the present value of lease payments. Chemomab’s incremental borrowing rate is a hypothetical rate based on its estimation of its theoretical credit rating. The rate was 9% in 2024 and 2023.

Maturities of lease liabilities under non-cancellable leases as of December 31, 2024, are as follows: (in thousands):

2025	120
2026	120
2027	106
Total future minimum lease payments	346
Less imputed interest:	(22)
Present value of operating lease liabilities	324